Document and Entity Information Document and Entity Information	Nov. 05, 2026
Document And Entity Information [Abstract]
Title of 12(b) Security	Common Shares of Beneficial Interest, $.01 par value
Entity Incorporation, State or Country Code	TX
Entity Central Index Key	0000906345
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	CAMDEN PROPERTY TRUST
Entity Address, Address Line One	2800 Post Oak Boulevard, Suite 2700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	354-2500
Entity File Number	1-12110
Entity Tax Identification Number	76-6088377
Trading Symbol	CPT
Security Exchange Name	NYSE
Amendment Flag	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Soliciting Material	false
Written Communications	false